Finance Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on long-term debt	$ 69	$ 72	$ 98
Interest on lease obligations	23	27	35
Commitment fees and amortization of debt issuance costs	13	12	18
Accretion costs and other	6	3	3
Total finance expenses	$ 111	$ 114	$ 154